KINETICS MUTUAL FUNDS, INC.

The Global Fund

No Load Class

Supplement dated December 31, 2008,
to the Prospectus dated May 1, 2008,
 as supplemented September 23, 2008

Effective immediately, the following paragraph is added to the section titled, “Principal Investment Strategies” on pages 10 and 11 of the Prospectus:

“The Global Portfolio may also invest in participatory notes. Participatory notes (commonly known as “P-notes”) are derivative instruments used by investors to take positions in certain foreign securities. P-notes are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.”

Effective immediately, the following paragraph is added to the section titled, “Principal Risks of Investment” on pages 12 and 13 of the Prospectus:

“» Derivatives Risks:  The Global Portfolio’s investments in P-notes and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Global Portfolio.”

PLEASE RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

The Global Fund

Advisor Classes

Supplement dated December 31, 2008,
to the Prospectus dated May 1, 2008,
as supplemented September 23, 2008

Effective immediately, the following paragraph is added to the section titled, “Principal Investment Strategies” on pages 10 and 11 of the Prospectus:

“The Global Portfolio may also invest in participatory notes. Participatory notes (commonly known as “P-notes”) are derivative instruments used by investors to take positions in certain foreign securities. P-notes are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.”

Effective immediately, the following paragraph is added to the section titled, “Principal Risks of Investment” on pages 12 and 13 of the Prospectus:

“» Derivatives Risks:  The Global Portfolio’s investments in P-notes and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Global Portfolio.”

PLEASE RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

The Global Fund

Institutional Class

Supplement dated December 31, 2008,
to the Prospectus dated May 1, 2008,
as supplemented September 23, 2008

Effective immediately, the following paragraph is added to the section titled, “Principal Investment Strategies” on pages 10 and 11 of the Prospectus:

“The Global Portfolio may also invest in participatory notes. Participatory notes (commonly known as “P-notes”) are derivative instruments used by investors to take positions in certain foreign securities. P-notes are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.”

Effective immediately, the following paragraph is added to the section titled, “Principal Risks of Investment” on pages 12 and 13 of the Prospectus:

“» Derivatives Risks:  The Global Portfolio’s investments in P-notes and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Global Portfolio.”

PLEASE RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

The Global Fund

No Load, Institutional, and Advisor Classes

Supplement dated December 31, 2008,
to the Statement of Additional Information (“SAI”)
dated May 1, 2008

Effective immediately, the following paragraph is added to the section titled, “Derivatives” on pages 10 - 13 of the SAI:

Participatory Notes.  The Global Portfolio may invest in participatory notes issued by banks or broker-dealers that are designed to replicate the performance of certain issuers and markets. Participatory notes are a type of equity-linked derivative which generally are traded over-the-counter. The performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate.  In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with the Portfolio. Participatory notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and the Portfolio is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuers of the securities underlying such participatory notes. Participatory notes involve transaction costs. Participatory notes may be considered illiquid and, therefore, participatory notes considered illiquid will be subject to the Portfolio’s percentage limitation for investments in illiquid securities.

Effective immediately, the following disclosure is added to the section titled, “Management of the Funds and Portfolios” on page 18 of the SAI:

James M. Breen (49) 555 Taxter Road, Suite 175 Elmsford, New York 10523	Independent Director/ Independent Trustee	Indefinite	Assistant Attaché Immigration & Customs Enforcement, Pretoria, South Africa (2008 to present); Immigration & Customs Enforcement Representative, Athens, Greece (2006 to 2008); Immigration & Customs Enforcement, Senior Special Agent, Miami, FL (2000 to 2008)	18	N/A

Effective immediately, Mr. James M. Breen is added as a member of the Audit Committee and the Pricing Committee on page 20 of the SAI.

PLEASE RETAIN THIS SUPPLEMENT WITH THE SAI FOR FUTURE REFERENCE